Significant accounting policies - Lease (Details)	Dec. 31, 2021
Minimum
Lessee, Lease, Description [Line Items]
Term of lease (in months)	1 month
Maximum
Lessee, Lease, Description [Line Items]
Term of lease (in months)	60 months 15 days